GENERAL (Schedule of pro forma revenue and net loss) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Unaudited pro forma condensed results of operations
Revenues	$ 100,683
Net loss	$ (21,177)